Income Taxes	12 Months Ended
Mar. 31, 2024
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Income Taxes
14. Income Taxes
The components of pretax income (loss), net of intercompany eliminations, are as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)

United States	$(143.8)	$(33.5)	$20.4
International	71.1	38.9	(9.2)

	$(72.7)	$5.4	$11.2

The Company’s current and deferred income tax provision are as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Current provision:

Federal	$20.4	$3.2	$5.7
States	5.6	(0.5)	3.2
International	12.6	10.0	7.2

Total current provision	38.6	$12.7	$16.1

Deferred provision:
Federal	(3.4)	0.4	0.9
States	0.3	(0.1)	0.3
International	(1.3)	1.3	—

Total deferred provision	(4.4)	1.6	1.2

Total provision for income taxes	$34.2	$14.3	$17.3

The Company’s income tax provision differs from the federal statutory rate multiplied by pre-tax
income (loss) due to the mix of the Company’s
pre-tax
income (loss) generated across the various jurisdictions in which it operates, changes in the valuation allowance against deferred tax assets, and certain minimum taxes and foreign withholding taxes.

The differences between income taxes expected at U.S. statutory income tax rates and the income tax provision are as set forth below:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)

Income taxes computed at Federal statutory rate	$(15.3)	$1.1	$2.4
Foreign operations subject to different income tax rates	6.8	5.0	7.1
State income tax	5.9	(0.6)	3.5
Remeasurements of originating deferred tax assets and liabilities	4.7	(4.7)	(9.2)
Permanent differences	0.1	2.1	—
Nondeductible share-based compensation	1.2	1.8	(2.7)
Nondeductible officers compensation	7.7	9.8	5.1
Non-controlling interest in partnerships	18.6	1.8	3.7
Foreign derived intangible income	(2.4)	(1.4)	—
Other	2.7	1.7	1.5
Changes in valuation allowance	4.2	(2.3)	5.9

Total provision for income taxes	$34.2	$14.3	$17.3

The income tax effects of temporary differences between the book value and tax basis of assets and liabilities are as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Deferred tax assets:

Net operating losses	$241.9	$94.1
Foreign tax credits	—	7.2
Intangible assets	9.5	—
Accrued compensation	42.9	50.7
Operating leases- liabilities	83.5	24.4
Other assets	50.7	14.5
Reserves	21.1	8.0
Interest	68.0	21.8

Total deferred tax assets	517.6	220.7
Valuation allowance	(341.6)	(152.2)

Deferred tax assets, net of valuation allowance	176.0	68.5
Deferred tax liabilities:
Intangible assets	—	(8.0)
Investment in film and television programs	(56.9)	(3.6)
Unrealized gains on derivative contracts	(32.9)	(33.5)
Operating leases—assets	(78.2)	(21.9)
Other	(21.7)	(19.6)

Total deferred tax liabilities	(189.7)	(86.6)

Net deferred tax liabilities	$(13.7)	$(18.1)

The Company has recorded valuation allowances for certain deferred tax assets, which are primarily related to U.S. and foreign net operating loss carryforwards and U.S. foreign tax credit carryforwards as sufficient uncertainty exists regarding the future realization of these assets.

As computed on a separate return basis, with the combined historical results of the Studio Business presented on a managed basis as discussed in Note 1, at March 31, 2024, the Company had state net operating loss carryforwards of approximately of approximately

$
251.6

million, which would expire in varying amounts beginning in 2025, Canada net operating loss carryforwards of approximately $359.6 million which expire in varying amounts beginning in 2036, Spain net operating loss carryforwards of approximately $96.1 million which expire in varying amounts beginning in 2036, and U.K. net operating loss carryforwards of approximately

$
95.1

million with no expiration. However, under the managed basis of presentation of the Studio Business, the combined historical results exclude certain deductions and other items and therefore, for purposes of these combined financial statements, these items are not reflected in the calculations of net operating loss carryforwards of the Studio Business.
The following table summarizes the changes to the gross unrecognized tax benefits, exclusive of interest and penalties, for the years ended March 31, 2024, 2023 and 2022:

Amounts in millions
Gross unrecognized tax benefits at March 31, 2021	$0.6
Increases related to current year tax position	—
Increases related to prior year tax positions	0.4
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	—

Gross unrecognized tax benefits at March 31, 2022	1.0
Increases related to current year tax position	—
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	(0.7)

Gross unrecognized tax benefits at March 31, 2023	0.3
Increases related to current year tax position	—
Increases related to prior year tax positions	5.3
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	(0.3)

Gross unrecognized tax benefits at March 31, 2024	$5.3

The Company records interest and penalties on unrecognized tax benefits as part of its income tax provision. For the years ended March 31, 2024, 2023 and 2022, the Company recognized insignificant amounts of net interest and penalties related to uncertain tax positions. The total amount of unrecognized tax benefits as of March 31, 2024 that, if recognized, would benefit the Company’s tax provision are $0.4 million. The Company estimates the liability for unrecognized tax benefits may decrease by approximately $1.5 million in the next twelve months.
The Company is subject to taxation in the U.S. and various state, local, and foreign jurisdictions. To the extent allowed by law, the taxing authorities may have the right to examine prior periods where net operating loss carryforwards were generated and carried forward and make adjustments up to the amount of the net operating loss carryforwards. Currently, audits are occurring in various U.S. federal, state and local tax jurisdictions for tax years ended in 2018 through 2020. Lionsgate is currently under examination by the Canadian tax authority for the years ended March 31, 2018 through March 31, 2019.